UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Regional Bank Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 91.6%		$742,780,644
(Cost $329,871,473)
Financials 91.6%		742,780,644
Banks 84.3%
1st Century Bancshares, Inc. (I)	51,640	379,550
1st Source Corp.	123,427	4,195,284
Access National Corp.	68,218	1,324,111
American Business Bank (I)	63,304	1,892,790
Ameris Bancorp	531,245	14,348,927
Anchor Bancorp, Inc. (I)(V)	161,584	3,595,244
Avenue Financial Holdings, Inc. (I)	237,195	3,142,834
Bank of America Corp.	1,315,944	23,529,079
Bank of Marin Bancorp	28,151	1,370,109
Bankwell Financial Group, Inc. (I)	102,591	1,834,327
Bar Harbor Bankshares	142,962	4,903,597
BB&T Corp.	531,488	21,403,022
Berkshire Hills Bancorp, Inc.	376,293	10,950,126
Bryn Mawr Bank Corp.	374,207	10,792,130
BSB Bancorp, Inc. (I)	234,047	4,900,944
Chemical Financial Corp.	153,665	5,063,262
City Holding Company	63,682	3,070,746
Coastway Bancorp, Inc. (I)	67,431	766,016
CoBiz Financial, Inc.	93,688	1,198,270
Comerica, Inc.	161,488	7,659,376
Commerce Bancshares, Inc.	161,686	7,613,794
ConnectOne Bancorp, Inc.	86,421	1,845,953
County Bancorp, Inc.	72,374	1,303,456
CU Bancorp (I)	161,924	3,593,094
Cullen/Frost Bankers, Inc.	267,441	19,376,100
Eagle Bancorp Montana, Inc.	6,630	73,394
East West Bancorp, Inc.	177,694	7,953,583
Eastern Virginia Bankshares, Inc.	264,358	1,665,455
Evans Bancorp, Inc.	126,399	3,065,176
FCB Financial Holdings, Inc., Class A (I)	365,530	12,694,857
Fifth Third Bancorp	185,896	3,916,829
First Business Financial Services, Inc.	83,333	3,645,819
First Citizens BancShares, Inc., Class A	24,641	6,316,474
First Community Corp.	223,000	2,785,270
First Connecticut Bancorp, Inc.	272,691	4,395,779
First Financial Bancorp	188,393	3,581,351
First Merchants Corp.	290,797	7,569,446
First Security Group, Inc. (I)	1,767,811	4,384,171
Flushing Financial Corp.	229,318	4,760,642
FNB Corp.	1,257,349	17,338,843
Glacier Bancorp, Inc.	479,044	13,461,136
Great Western Bancorp, Inc.	202,464	5,316,705
Green Bancorp, Inc. (I)	107,683	1,472,027
Hancock Holding Company	452,468	13,221,115
Heritage Commerce Corp.	694,293	7,699,709
Heritage Financial Corp.	250,986	4,442,452
Heritage Oaks Bancorp	1,064,426	8,472,831
Howard Bancorp, Inc. (I)	130,284	1,799,222

2SEE NOTES TO FUND'S INVESTMENTS

Regional Bank Fund

	Shares	Value
Financials (continued)
Banks (continued)
Independent Bank Corp. (Massachusetts)	470,046	$22,731,425
Independent Bank Corp. (Michigan)	175,548	2,503,314
John Marshall Bank (I)	51,674	826,784
JPMorgan Chase & Co.	409,216	28,043,572
KeyCorp	962,967	14,290,430
Live Oak Bancshares, Inc. (I)	23,415	472,046
M&T Bank Corp.	158,093	20,733,897
MainSource Financial Group, Inc.	31,273	684,566
MB Financial, Inc.	519,740	17,723,134
Merchants Bancshares, Inc.	69,391	2,192,756
Monarch Financial Holdings, Inc.	223,406	2,857,363
National Commerce Corp. (I)	64,308	1,691,300
NewBridge Bancorp	350,132	3,084,663
Northrim BanCorp, Inc.	52,551	1,329,015
Old Second Bancorp, Inc. (I)	307,637	2,002,717
Pacific Continental Corp.	310,578	4,124,476
Park Sterling Corp.	1,253,960	9,078,670
Peoples Bancorp, Inc.	158,385	3,332,420
QCR Holdings, Inc.	61,413	1,324,064
Renasant Corp.	255,178	8,203,973
Sandy Spring Bancorp, Inc.	163,933	4,481,928
Shore Bancshares, Inc. (I)	246,421	2,323,750
Southern First Bancshares, Inc. (I)	192,366	3,855,015
Southwest Bancorp, Inc.	251,318	4,405,605
State Bank Financial Corp.	220,707	4,469,317
Suffolk Bancorp	220,756	6,362,188
Sun Bancorp, Inc. (I)	202,076	4,221,368
SunTrust Banks, Inc.	549,251	24,353,789
SVB Financial Group (I)	153,242	21,928,930
Talmer Bancorp, Inc., Class A	1,128,686	18,397,582
The Community Financial Corp.	83,896	1,803,764
The PNC Financial Services Group, Inc.	266,402	26,155,348
TriCo Bancshares	368,185	9,127,306
Trustmark Corp.	87,729	2,109,005
U.S. Bancorp	540,152	24,420,272
Union Bankshares Corp.	350,939	8,661,175
Washington Trust Bancorp, Inc.	218,645	8,695,512
Wells Fargo & Company	432,472	25,027,155
WesBanco, Inc.	107,816	3,581,648
Westbury Bancorp, Inc. (I)	131,497	2,265,693
Xenith Bankshares, Inc. (I)	411,450	2,518,074
Yadkin Financial Corp. (I)	432,828	9,288,489
Zions Bancorporation	563,001	17,560,001
Thrifts and mortgage finance 7.3%
Anchor Bancorp Wisconsin, Inc. (I)	219,165	8,111,297
Bank Mutual Corp.	210,494	1,530,291
Cheviot Financial Corp.	186,896	2,713,730
First Defiance Financial Corp.	208,004	7,997,754
HomeStreet, Inc. (I)	349,136	7,893,965
Hudson City Bancorp, Inc.	381,306	3,931,265
Provident Financial Holdings, Inc.	141,141	2,270,959

SEE NOTES TO FUND'S INVESTMENTS3

Regional Bank Fund

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
River Valley Bancorp	70,474	$1,617,378
Southern Missouri Bancorp, Inc.	187,320	3,536,602
United Community Financial Corp.	1,031,536	5,322,726
United Financial Bancorp, Inc.	153,813	2,074,937
WSFS Financial Corp.	433,710	12,451,814
Preferred securities 0.9%		$7,086,051
(Cost $7,080,445)
Financials 0.9%		7,086,051
Banks 0.2%
OFG Bancorp, Series A, 7.125%	1,254	22,196
OFG Bancorp, Series C, 8.750%	2,184	1,862,886
Thrifts and mortgage finance 0.7%
Flagstar Bancorp, Inc. (I)	2,500	3,084,798
Flagstar Bancorp, Inc., Series C, 9.000%	1,715	2,116,171
Warrants 1.9%		$15,298,510
(Cost $8,115,956)
Financials 1.9%		15,298,510
Banks 1.9%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	98,649	2,171,440
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,721,817	1,293,085
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	285,756	5,200,759
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	301,694	4,970,285
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,310	319,853
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)	34,349	1,071,345
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	58,798	6,556
Thrifts and mortgage finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	48,569	265,187
	Par value	Value
Short-term investments 5.7%		$45,938,000
(Cost $45,938,000)
Repurchase agreement 5.7%		45,938,000
Barclays Tri-Party Repurchase Agreement dated 7-31-15 at 0.130% to be repurchased at $44,634,484 on 8-3-15, collateralized by $19,526,800 U.S. Treasury Inflation Indexed Notes, 0.125% - 2.375% due 4-15-16 to 1-15-24 (valued at $20,974,255, including interest) and collateralized by $26,275,000 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $24,552,929, including interest)	44,634,000	44,634,000
Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $1,304,000 on 8-3-15, collateralized by $1,345,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $1,333,299, including interest)	1,304,000	1,304,000
Total investments (Cost $391,005,874)† 100.1%		$811,103,205
Other assets and liabilities, net (0.1%)		($504,446)
Total net assets 100.0%		$810,598,759

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund's investments.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $393,026,483. Net unrealized appreciation aggregated $418,076,722, of which $418,920,591 related to appreciated investment securities and $843,869 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total market value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$683,327,926	$683,327,926	—	—
Thrifts and mortgage finance	59,452,718	59,452,718	—	—
Preferred securities
Banks	1,885,082	22,196	$1,862,886	—
Thrifts and mortgage finance	5,200,969	—	5,200,969	—
Warrants
Banks	15,033,323	7,891,598	7,141,725	—
Thrifts and mortgage finance	265,187	265,187	—	—
Short-term investments	45,938,000	—	45,938,000	—
Total investments in securities	$811,103,205	$750,959,625	$60,143,580	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended ended July 31, 2015, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
Anchor Bancorp, Inc.
Purchased: none Sold: none	161,584	161,584	—	—	$3,595,244

For additional information on the funds' significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q3	07/15
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		9/15

John Hancock

Small Cap Equity Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Small Cap Equity Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 96.4%		$407,927,702
(Cost $356,564,949)
Consumer discretionary 21.0%		88,722,911
Auto components 1.3%
Gentherm, Inc. (I)	105,519	5,310,771
Distributors 2.4%
Pool Corp.	143,239	10,086,890
Diversified consumer services 1.5%
Capella Education Company	126,415	6,511,637
Hotels, restaurants and leisure 1.7%
Dave & Buster's Entertainment, Inc. (I)	91,566	3,552,761
Sonic Corp.	125,909	3,742,015
Household durables 2.5%
Helen of Troy, Ltd. (I)	82,176	7,213,409
Universal Electronics, Inc. (I)	65,792	3,410,657
Internet and catalog retail 0.8%
zulily, Inc., Class A (I)(L)	242,503	3,203,465
Media 1.8%
Rentrak Corp. (I)	107,758	7,378,190
Specialty retail 5.6%
Lithia Motors, Inc., Class A	75,446	9,030,132
Restoration Hardware Holdings, Inc. (I)	89,782	9,109,282
Select Comfort Corp. (I)	217,174	5,655,211
Textiles, apparel and luxury goods 3.4%
Deckers Outdoor Corp. (I)	105,172	7,664,935
Kate Spade & Company (I)	340,634	6,853,556
Energy 1.3%		5,552,299
Oil, gas and consumable fuels 1.3%
Parsley Energy, Inc., Class A (I)	144,978	2,096,382
Western Refining, Inc.	78,259	3,455,917
Financials 8.0%		33,969,781
Banks 3.7%
Glacier Bancorp, Inc.	193,122	5,426,728
MB Financial, Inc.	189,640	6,466,724
Renasant Corp.	112,937	3,630,925
Capital markets 2.2%
Financial Engines, Inc.	152,066	6,973,747
Virtu Financial, Inc., Class A (I)	99,924	2,348,214
Real estate investment trusts 2.1%
DiamondRock Hospitality Company	408,102	5,146,166
QTS Realty Trust, Inc., Class A	95,838	3,977,277
Health care 25.2%		106,754,946
Biotechnology 8.0%
ACADIA Pharmaceuticals, Inc. (I)	73,796	3,601,983
Amicus Therapeutics, Inc. (I)	167,172	2,873,687
BioCryst Pharmaceuticals, Inc. (I)	160,800	2,489,184
Celldex Therapeutics, Inc. (I)	109,011	2,567,209
Exact Sciences Corp. (I)(L)	126,177	3,037,080
Kite Pharma, Inc. (I)	46,296	3,368,960

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Equity Fund

	Shares	Value
Health care (continued)
Biotechnology (continued)
MiMedx Group, Inc. (I)	237,205	$2,545,210
NewLink Genetics Corp. (I)(L)	53,143	2,771,407
Ophthotech Corp. (I)	39,630	2,682,555
OvaScience, Inc. (I)	78,859	2,247,482
PTC Therapeutics, Inc. (I)	50,531	2,587,693
ZIOPHARM Oncology, Inc. (I)(L)	243,832	3,257,596
Health care equipment and supplies 9.8%
Align Technology, Inc. (I)	77,746	4,874,674
Globus Medical, Inc., Class A (I)	252,180	7,076,171
ICU Medical, Inc. (I)	50,902	5,086,128
Natus Medical, Inc. (I)	233,889	10,562,427
NxStage Medical, Inc. (I)	160,914	2,297,852
Vascular Solutions, Inc. (I)	111,118	4,136,923
Wright Medical Group, Inc. (I)	282,532	7,300,627
Health care providers and services 3.2%
Team Health Holdings, Inc. (I)	92,785	6,254,637
The Ensign Group, Inc.	144,621	7,393,026
Health care technology 1.8%
HealthStream, Inc. (I)	278,721	7,820,911
Life sciences tools and services 1.7%
PAREXEL International Corp. (I)	101,540	7,002,198
Pharmaceuticals 0.7%
Depomed, Inc. (I)	92,677	2,919,326
Industrials 15.7%		66,375,864
Aerospace and defense 2.2%
Teledyne Technologies, Inc. (I)	90,923	9,425,987
Building products 2.1%
Apogee Enterprises, Inc.	163,868	9,042,236
Commercial services and supplies 2.5%
Knoll, Inc.	443,062	10,722,100
Electrical equipment 1.7%
Acuity Brands, Inc.	34,750	6,991,353
Machinery 3.7%
Proto Labs, Inc. (I)	124,422	9,377,686
Woodward, Inc.	129,459	6,390,096
Professional services 2.2%
WageWorks, Inc. (I)	181,747	9,078,263
Road and rail 1.3%
Old Dominion Freight Line, Inc. (I)	73,112	5,348,143
Information technology 21.5%		90,996,976
Electronic equipment, instruments and components 0.9%
Cognex Corp.	89,051	4,031,339
Internet software and services 6.6%
CoStar Group, Inc. (I)	35,464	7,138,549
Demandware, Inc. (I)	134,008	10,125,642
Marketo, Inc. (I)	263,815	8,022,614
MaxPoint Interactive, Inc. (I)	281,239	2,494,590

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Equity Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 3.0%
	Ambarella, Inc. (I)(L)		34,910	$4,045,022
	Integrated Device Technology, Inc. (I)		223,515	4,271,372
	Monolithic Power Systems, Inc.		81,881	4,234,067
Software 11.0%
	Aspen Technology, Inc. (I)		152,938	6,787,388
	AVG Technologies NV (I)		211,290	6,072,475
	Fleetmatics Group PLC (I)		203,102	9,722,493
	HubSpot, Inc. (I)		48,178	2,599,203
	SolarWinds, Inc. (I)		160,218	6,391,096
	Synchronoss Technologies, Inc. (I)		214,008	10,229,582
	The Rubicon Project, Inc. (I)		277,197	4,831,544
Materials 1.8%				7,467,445
Chemicals 1.8%
	PolyOne Corp.		136,069	4,663,085
	Quaker Chemical Corp.		30,252	2,804,360
Telecommunication services 1.9%				8,087,480
Wireless telecommunication services 1.9%
	RingCentral, Inc., Class A (I)		410,532	8,087,480
	Yield (%)		Shares	Value
Securities lending collateral 3.5%				$14,802,156
(Cost $14,802,062)
John Hancock Collateral Trust (W)	0.1789(Y	)	1,479,431	14,802,156
			Par value	Value
Short-term investments 3.3%				$13,963,000
(Cost $13,963,000)
Repurchase agreement 3.3%				13,963,000
	Barclays Tri-Party Repurchase Agreement dated 7-31-15 at 0.130% to be repurchased at $13,566,147 on 8-3-15, collateralized by $11,953,800 U.S. Treasury Inflation Indexed Notes, 0.125% - 2.375% due 4-15-16 to 1-15-23 (valued at $13,837,585, including interest)		13,566,000	13,566,000
	Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $397,000 on 8-3-15, collateralized by $410,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $406,433, including interest)		397,000	397,000
Total investments (Cost $385,330,011)† 103.2%				$436,692,858
Other assets and liabilities, net (3.2%)				($13,500,366)
Total net assets 100.0%				$423,192,492

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-15. The value of securities on loan amounted to $14,593,036.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-15.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $385,338,859. Net unrealized appreciation aggregated $51,353,999, of which $64,713,109 related to appreciated investment securities and $13,359,110 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2015, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	37Q3	07/15
This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.		9/15

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Financial Industries Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 91.8%		$1,151,532,019
(Cost $914,309,243)
Financials 90.2%		1,131,126,481
Banks 52.9%
Ameris Bancorp	226,335	6,113,306
Bank of America Corp.	2,281,505	40,793,309
Bank of Ireland (I)	56,452,559	23,709,183
Bank of Marin Bancorp	44,460	2,163,868
Bankwell Financial Group, Inc. (I)	120,833	2,160,494
Barclays PLC, ADR	1,966,668	35,360,691
BB&T Corp.	335,822	13,523,552
Chemical Financial Corp.	167,285	5,512,041
CIT Group, Inc.	427,305	20,100,427
Citigroup, Inc.	912,342	53,335,513
Danske Bank A/S	725,709	22,688,937
East West Bancorp, Inc.	279,065	12,490,949
Flushing Financial Corp.	270,632	5,618,320
Glacier Bancorp, Inc.	645,370	18,134,897
Great Western Bancorp, Inc.	313,741	8,238,839
Green Bancorp, Inc. (I)	159,480	2,180,092
Independent Bank Corp. (Michigan)	174,514	2,488,570
JPMorgan Chase & Co.	691,587	47,394,457
KeyCorp	537,709	7,979,602
Live Oak Bancshares, Inc. (I)	36,079	727,353
M&T Bank Corp.	91,289	11,972,552
MB Financial, Inc.	135,404	4,617,276
Regions Financial Corp.	1,492,979	15,512,052
Royal Bank of Scotland Group PLC, ADR (I)	1,871,104	19,945,969
Sandy Spring Bancorp, Inc.	214,742	5,871,046
SpareBank 1 SR-Bank ASA	1,887,004	11,201,906
Sun Bancorp, Inc. (I)	202,067	4,221,180
SunTrust Banks, Inc.	605,393	26,843,126
SVB Financial Group (I)	224,806	32,169,739
Swedbank AB, A Shares	184,607	4,324,265
Talmer Bancorp, Inc., Class A	1,045,112	17,035,326
The Community Financial Corp.	91,644	1,970,346
The PNC Financial Services Group, Inc.	264,018	25,921,287
TriCo Bancshares	236,623	5,865,884
U.S. Bancorp	1,002,976	45,344,545
UniCredit SpA	4,536,271	30,081,323
Union Bankshares Corp.	470,760	11,618,357
Wells Fargo & Company	523,052	30,269,019
Yadkin Financial Corp. (I)	318,813	6,841,727
Zions Bancorporation	677,827	21,141,424
Capital markets 19.7%
Altamir	401,434	4,837,150
American Capital, Ltd. (I)	2,102,900	27,569,019
Ameriprise Financial, Inc.	259,060	32,556,070
Apollo Investment Corp.	175,237	1,202,126
Azimut Holding SpA	727,371	18,167,972
Fifth Street Finance Corp.	995,000	6,218,750
Intermediate Capital Group PLC	966,198	8,782,448

2SEE NOTES TO FUND'S INVESTMENTS

Financial Industries Fund

Shares	Value
Financials (continued)
Capital markets (continued)
Invesco, Ltd.	713,207	$27,529,790
KKR & Company LP	1,026,665	24,537,294
Schroders PLC	528,201	26,024,722
State Street Corp.	166,338	12,734,837
The Blackstone Group LP	1,055,051	41,410,752
The Carlyle Group LP	597,034	15,887,075
Consumer finance 2.3%
Discover Financial Services	508,259	28,365,935
Diversified financial services 0.8%
Berkshire Hathaway, Inc., Class B (I)	60,652	8,657,466
Cerved Information Solutions SpA (I)	167,702	1,351,474
Insurance 10.4%
American International Group, Inc.	481,948	30,902,506
Assured Guaranty, Ltd.	996,562	24,375,907
CNO Financial Group, Inc.	1,622,783	28,950,449
Gjensidige Forsikring ASA	504,162	8,101,497
Lincoln National Corp.	360,007	20,275,594
The Hartford Financial Services Group, Inc.	368,475	17,520,986
Real estate investment trusts 4.1%
Essex Property Trust, Inc.	42,344	9,523,589
FelCor Lodging Trust, Inc.	1,016,125	9,510,930
Monogram Residential Trust, Inc.	319,582	2,984,896
Rexford Industrial Realty, Inc.	474,761	6,917,268
Simon Property Group, Inc.	121,500	22,747,230
Information technology 1.6%	20,405,538
IT services 1.6%
Visa, Inc., Class A	270,846	20,405,538
Preferred securities 0.7%	$9,242,576
(Cost $9,422,110)
Financials 0.7%	9,242,576
Banks 0.2%
OFG Bancorp, Series A, 7.125%	1,923	34,037
OFG Bancorp, Series C, 8.750%	3,340	2,848,920
Thrifts and mortgage finance 0.5%
Flagstar Bancorp, Inc., Series C, 9.000% (I)	5,154	6,359,619
Rate (%	)	Maturity date	Par value	Value
Corporate bonds 0.4%	$4,405,100
(Cost $4,340,000)
Financials 0.4%	4,405,100
Diversified financial services 0.4%
NewStar Financial, Inc. (S)	7.250	05-01-20	4,340,000	4,405,100
Shares	Value
Investment companies 1.3%	$16,241,760
(Cost $6,186,653)
AP Alternative Assets LP (I)	432,674	16,241,760

SEE NOTES TO FUND'S INVESTMENTS3

Financial Industries Fund

	Shares	Value
Warrants 0.5%		$6,151,679
(Cost $4,624,794)
Financials 0.5%		6,151,679
Banks 0.5%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,027,125	771,371
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	229,819	4,182,706
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)	38,397	1,197,602
	Par value	Value
Short-term investments 5.4%		$68,116,000
(Cost $68,116,000)
Repurchase agreement 5.4%		68,116,000
Barclays Tri-Party Repurchase Agreement dated 7-31-15 at 0.130% to be repurchased at $66,182,717 on 8-3-15, collateralized by $14,957,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $15,138,184, including interest) and $38,100,400 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-40 (valued at $52,368,274, including interest)	66,182,000	66,182,000
Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $1,934,000 on 8-3-15, collateralized by $1,995,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $1,977,644, including interest)	1,934,000	1,934,000
Total investments (Cost $1,006,998,800)† 100.1%		$1,255,689,134
Other assets and liabilities, net (0.1%)		($921,408)
Total net assets 100.0%		$1,254,767,726

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,009,836,682. Net unrealized appreciation aggregated $245,852,452, of which $261,818,646 related to appreciated investment securities and $15,966,194 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including closed-end funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$663,482,749	$571,477,135	$92,005,614	—
Capital markets	247,458,005	189,645,713	57,812,292	—
Consumer finance	28,365,935	28,365,935	—	—
Diversified financial services	10,008,940	8,657,466	1,351,474	—
Insurance	130,126,939	122,025,442	8,101,497	—
Real estate investment trusts	51,683,913	51,683,913	—	—
IT services	20,405,538	20,405,538	—	—
Preferred securities
Banks	2,882,957	34,037	2,848,920	—
Thrifts and mortgage finance	6,359,619	—	6,359,619	—
Corporate bonds	4,405,100	—	4,405,100	—
Investment companies	16,241,760	—	16,241,760	—
Warrants	6,151,679	6,151,679	—	—
Short-term investments	68,116,000	—	68,116,000	—
Total investments in securities	$1,255,689,134	$998,446,858	$257,242,276	—
Other financial instruments:
Forward foreign currency contracts	($811,275)	—	($811,275)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

5

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at July 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	20,485,806	DKK	140,000,000	State Street Bank and Trust Company	9/30/2015	—	($144,889)	($144,889)
USD	69,770,567	EUR	64,043,773	Deutsche Bank AG London	9/30/2015	—	(619,298)	(619,298)
USD	29,622,520	GBP	19,000,000	HSBC Bank USA	9/30/2015	—	(37,097)	(37,097)
USD	21,388,218	NOK	175,000,000	Goldman Sachs Bank USA	9/30/2015	—	(8,779)	(8,779)
USD	4,060,325	SEK	35,000,000	Citibank N.A.	9/30/2015	—	(1,212)	(1,212)
						—	($811,275)	($811,275)

Currency abbreviations
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q3	07/15
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015